April 20, 2006

VIA FEDERAL EXPRESS

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549
Attention:  Adelaja K. Heyliger, Esq.


         RE:  IVIVI TECHNOLOGIES, INC.
              AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM SB-2 FILED MAY 13, 2005
              FILE NO. 333-122768

Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 3 to the above-captioned Registration Statement on Form SB-2 (the "Registration Statement") of Ivivi Technologies, Inc. (the "Company"). Amendment No. 3 is being filed in response to the Staff's letter of comment dated June 3, 2005 (the "Comment Letter"). The Registration Statement has also been revised to update the disclosure regarding the Company's business and operations.

A memorandum in response to such comment letter also accompanies this letter. Manually executed signature pages and consents have been executed prior to the time of this electronic filing of Amendment No. 3 to the Registration Statement.

Very truly yours,

/s/ Steven M. Skolnick
Steven M. Skolnick

Enclosures

cc:  Mr. Patrick Enunwaonye
     Mr. Brian Cascio
     Mr. Andre' DiMino - Ivivi Technologies, Inc.
     Mr. David Saloff - Ivivi Technologies, Inc.
     Douglas S. Ellenoff, Esq. - Ellenoff Grossman & Schole LLP

                            Ivivi Technologies, Inc.
                       Registration Statement on Form SB-2

       Memorandum in Response to SEC Letter of Comment dated June 3, 2005

         The following are responses to the Staff's letter of comment dated June 3, 2005 (the "Comment Letter") which have been authorized by Ivivi Technologies, Inc. (the "Company"). To assist the Staff's review, the responses are numbered to correspond to the numbered paragraphs in the Staff's letter. In addition, all references to page numbers in the response are to the marked copy of Amendment No. 3 to the Registration Statement.


         Please note that the Company has updated and added statements in the prospectus for which industry reports or market data is cited. Accordingly, the Company has included as Appendix A to this response letter copies of the relevant industry reports and market data.


General

1. WE REFERENCE THE FEBRUARY 2005 NUTRITION BUSINESS JOURNAL ARTICLE, FEATURING YOUR COMPANY AND INCLUDING QUOTES FROM YOUR FOUNDER AND EXECUTIVE OFFICERS, WHICH WAS PUBLISHED NEAR THE TIME OF THE INITIAL FILING OF YOUR REGISTRATION STATEMENT. PLEASE TELL US WHY THE NUTRITION BUSINESS JOURNAL ARTICLE SHOULD NOT BE VIEWED AS HAVING THE EFFECT OF INAPPROPRIATELY CONDITIONING THE MARKET FOR YOUR PENDING OFFERING IN MANNER THAT IS INCONSISTENT WITH SECTION 5 OF THE SECURITIES ACT. YOUR ANALYSIS SHOULD INCLUDE, AMONG OTHER THINGS, THE DATE(S) ON WHICH INFORMATION ABOUT THE COMPANY WAS GATHERED BY OR PROVIDED TO THE AUTHOR OF THE ARTICLE, THE EXTENT TO WHICH, IF AT ALL, THE COMPANY AND/OR ITS AFFILIATES OR REPRESENTATIVES HAD ANY CONTROL OVER THE CONTENT OF THE ARTICLE, WHETHER OR NOT THE COMPANY PAID A FEE OR OTHERWISE PROVIDED ANY COMPENSATION TO THE AUTHOR AND/OR THE NUTRITION BUSINESS JOURNAL IN CONNECTION WITH THE PREPARATION AND/OR PUBLICATION OF THE ARTICLE, AND THE EXTENT TO WHICH, IF AT ALL, THE COMPANY HAD ANY CONTROL OVER OR PRIOR NOTICE OF THE ULTIMATE PUBLICATION DATE OF THE ARTICLE. PLEASE ALSO TELL US THE SOURCE(S) OF THE PROJECTIONS INCLUDED IN THE ARTICLE REGARDING THE COMPANY'S FUTURE REVENUES AND THE SIZE OF THE MARKET FOR THE COMPANY'S PRODUCTS THAT APPEAR TO BE ATTRIBUTED TO THE COMPANY'S PRESIDENT AND CEO, DAVID SALOFF. FOR GUIDANCE, REFER TO RELEASE NO. 5180 (AUGUST 20,
1971). PLEASE NOTE THAT WE MAY REQUEST MATERIAL CHANGES TO THE DISCLOSURE THAT CURRENTLY APPEARS IN YOUR PROSPECTUS ONCE WE HAVE THE OPPORTUNITY TO REVIEW YOUR RESPONSE TO THIS COMMENT.


The Company refers the Staff to the analysis set forth on Appendix B hereto.


2. REFER TO YOUR RESPONSE TO PRIOR COMMENT 3. AS WE WILL REQUIRE SUFFICIENT TIME TO REVIEW NEW INFORMATION PRIOR TO THE EFFECTIVE DATE, PLEASE REVISE YOUR NEXT AMENDMENT TO UPDATE THE FINANCIAL STATEMENTS AS NECESSARY TO COMPLY WITH ITEM 310(G) OF REGULATION S-B. ALSO ENSURE THAT CORRESPONDING UPDATES ARE MADE THROUGHOUT THE PROSPECTUS TO REFLECT THE LATEST FINANCIAL RESULTS.

The Company acknowledges the Staff's comment and Amendment No. 3 to the Registration Statement ("Amendment No. 3") has been amended to reflect the Company's financial results as of and for the fiscal year ended March 31, 2005 and as of and for the fiscal quarter ended December 31, 2005. In addition, corresponding updates have been made throughout the prospectus to reflect the latest financial results.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 3

Risk Factors -- Page 8

Our revenues are currently dependent on our products which utilize PEMF.... -
Page 8

3. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 18 REGARDING THE "PERCEIVED ISSUES RELATING TO THE QUALITY AND SAFETY" OF YOUR PRODUCTS. HOWEVER, IT IS STILL UNCLEAR WHY THIS LANGUAGE WAS INITIALLY INCLUDED IF THE COMPANY WAS UNAWARE OF ANY SUCH ISSUES. PLEASE CLARIFY.

The Company acknowledges the Staff's comment and hereby advises the Staff on a supplemental basis that originally the Company believed that because the Company's technology and products are relatively new and unproven in the market generally, many consumers may perceive that there are issues related to the quality and safety of these products. However, upon review of the language that was originally included, the Company believes that the language contained in Amendment No. 2 to the Registration Statement, which stated "unexpected side effects or complications associated with our products," was more accurate disclosure of the risk described in this risk factor.

Selected Financial Information - Page 30

4. REVISE TO INDICATE THAT MARCH 31, 2004 HAS BEEN RESTATED. THIS COMMENT ALSO APPLIES TO YOUR SUMMARY OF FINANCIAL INFORMATION ON PAGE 7.

The Company has revised the Summary Financial Information and the Selected Financial Information to indicate that the March 31, 2004 financial information has been restated.

Management's Discussion and Analysis of Financial Condition and Results of Operation -- Page 31

Liquidity and Capital Resources - Page 37

5. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 37 AND THE ADDITIONAL DISCLOSURE ON PAGE 37. PLEASE CONFIRM THAT ANY INCREASES IN THE NUMBER OF SHARES ISSUABLE UPON CONVERSION OF THE NOTES OR UPON EXERCISE OF THE WARRANTS AS A RESULT OF THE DESCRIBED COVENANTS ARE REFLECTED IN YOUR DILUTION DISCLOSURES THAT APPEAR ON PAGES 26-27. ALSO, ENSURE THAT THOSE ADDITIONAL SHARES ARE REFLECTED THROUGHOUT THE FILING WHEREVER THE NUMBER OF SHARES TO BE ISSUED UPON CONVERSION OF THE NOTES AND/OR EXERCISE OF THE WARRANTS IS DISCLOSED.

The Company hereby confirms that any increases in the number of shares issuable upon conversion of the notes or upon exercise of the warrants will be reflected in the dilution disclosures that appear throughout the prospectus.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 4


6. PLEASE CORRECT THE DATE OF THE PRIVATE PLACEMENT THAT APPEARS IN THE SECOND PARAGRAPH ON PAGE 37. YOUR DISCLOSURE CURRENTLY STATES THAT THE PRIVATE PLACEMENT WAS COMPLETED JUNE 30, 2005.

The Company respectfully submits to the Staff that the reference to June 30, 2005 was not to the date of the completion of the private placement, but to the date that the number of shares issuable upon conversion issued in the private placement that was completed in February 2005 started to increase.

Business - Page 41

Future Markets -- Page 43

7. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 44 AND THE ADDITIONAL CORRESPONDING DISCLOSURE ON PAGE 52. PLEASE EXPAND YOUR DISCLOSURE TO DISCUSS HOW THESE CHALLENGES WILL SPECIFICALLY IMPACT YOUR ABILITY ENTER EACH OF THE REFERENCED FUTURE MARKETS.

The Company has revised the disclosure under the subheading "Potential New Markets and Applications" to discuss how the challenges identified therein will specifically impact the Company's ability to enter each of the referenced future markets.


Current Applications -- Page 49

8. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 47, AS WELL AS THE ADDITIONAL DISCLOSURE ON PAGE 49, AND REISSUE THE COMMENT. PLEASE INCLUDE A DESCRIPTION OF THE COMPETING TECHNOLOGIES AND DISCUSS THE IMPACT THAT THESE COMPETING PRODUCTS AND TECHNOLOGIES HAVE, OR ARE EXPECTED TO HAVE, ON YOUR BUSINESS AND OPERATIONS.


The Company has revised the disclosure under the subheading "Current Applications" to include a description of the competing technologies and to discuss the impact that these competing products and technologies have, or are expected to have, on the Company's business and operations.


Properties - Page 65

9. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 56. HOWEVER, IT IS STILL UNCLEAR AS TO HOW THE SPACE UTILIZED BY THE COMPANY FLUCTUATES ON A MONTHLY BASIS. PLEASE YOUR DISCLOSURE TO CLARIFY.

The Company has revised the disclosure contained under the subheading "Properties" to clarify that the space utilized by the Company on a monthly basis fluctuates depending on the amount of inventory being stored by the Company at the facilities located in Northvale, New Jersey.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 5

Management -- Page 67

Director Compensation - Page 70

10. WE NOTE THAT FOLLOWING THE CONSUMMATION OF THIS OFFERING EACH NON-EMPLOYEE DIRECTOR WILL RECEIVE $10,000 FOR EACH YEAR OF SERVICE AS A DIRECTOR OF YOUR COMPANY. CLARIFY WHETHER UNPAID DIRECTOR FEES HAVE BEEN ACCRUED AND EXPENSED AS EARNED IN THE FINANCIAL STATEMENTS.

The Company hereby advises the Staff on a supplemental basis that since the Company's non-employee directors will each become a director of the Company at the effective date of the offering, there are no unpaid director fees that have been accrued. The Company's obligation to make such payments will not commence until the effective date of the offering.

Shares Eligible for Future Sale - Page 89

Lock-Up Agreements -- Page 89

11. WE NOTE YOUR RESPONSE TO COMMENT 66. PLEASE REVISE TO DISCLOSE THE NUMBER OF RESTRICTED SECURITIES, IF ANY, HELD BY NON-AFFILIATES THAT COULD BE RESOLD PURSUANT TO RULE 144(K) DURING THE TWELVE-MONTH PERIOD COMMENCING ON THE DATE OF THE PROSPECTUS AND THE PORTION OF THOSE SHARES, IF ANY, THAT ARE SUBJECT TO LOCK-UP AGREEMENTS OF SPECIFIED LENGTHS.

The Company has revised the disclosure contained in the section entitled "Shares Eligible for Future Sale," which disclosure, after the number of shares to be sold in the offering is determined, will indicate the number of share that will be freely tradeable and the number of shares that will be considered "restricted securities". In addition, the Company will also disclose the number of shares that will be registered for resale in the alternate prospectus. The disclosure will also indicate those shares that will be subject to the lock-up agreements.

12. PLEASE EXPAND YOUR DISCLOSURE TO DISCUSS IN GREATER DETAIL HOW THE LOCK-UP PERIODS MAY BE ADJUSTED DEPENDING ON THE TRADING VOLUME AND MARKET PRICE OF YOUR COMMON STOCK FOLLOWING THIS OFFERING. YOUR EXPANDED DISCLOSURE SHOULD INCLUDE THE NUMBER OF SHARES AND THE CORRESPONDING LOCK-UP PERIOD AT VARIOUS TRADING VOLUMES AND MARKET PRICES. IN THIS REGARD, A CHART MAY BE HELPFUL IS COMMUNICATING THIS INFORMATION TO INVESTORS.

The disclosure under the subheading "Lock-Up Agreements" has been revised to discuss in greater detail how the lock-up periods may be adjusted depending on the trading volume and market price of the Company's common stock following the Offering.

13. ADDITIONALLY, PLEASE DESCRIBE THE CIRCUMSTANCES UNDER WHICH THE UNDERWRITERS COULD WAIVE THE TERMS OF THE LOCK-UP AGREEMENTS AND THE FACTORS THAT WOULD BE CONSIDERED WHEN DOING SO.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 6

The disclosure has been revised to state that in determining whether to waive the terms of the lock-up agreements, the underwriter may base its decision on its assessment of the relative strengths of the securities markets and small capitalization companies in general, and the trading pattern of, and demand for, the Company's securities in general.

Underwriting -- Page 91

14. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 68. HOWEVER, YOUR DISCLOSURE ON PAGE 94 CONTINUES TO STATE THAT THE UNDERWRITERS MAY ELECTRONICALLY DISTRIBUTE PROSPECTUSES. PLEASE REVISE YOUR DISCLOSURE OR PROVIDE THE INFORMATION REQUESTED IN PRIOR COMMENT 68.

Maxim Group LLC has informed the Company that, as described in the prospectus, the underwriters may distribute prospectuses by PDF format, but that it will not use any other means of electronic distribution of the prospectuses. In addition, Maxim Group LLC has informed the Company that the underwriters will follow procedures consistent with those previously described to and cleared by the Office of Chief Counsel in connection with any electronic distribution of the prospectus which is included as part of the Registration Statement.

15. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 69, INCLUDING YOUR STATEMENT THAT THE UNDERWRITERS DO NOT EXPECT TO CONFIRM SALES OF SHARES TO DISCRETIONARY ACCOUNTS. HOWEVER, YOUR DISCLOSURE ON PAGE 94 CONTINUES TO SUGGEST THAT UNDERWRITERS MAY CONFIRM SALES TO DISCRETIONARY ACCOUNTS PROVIDED THAT SPECIFIC APPROVAL OF THE ACCOUNT HOLDER IS OBTAINED. PLEASE REVISE OR ADVISE, AND, IF SALES TO DISCRETIONARY ACCOUNTS MAY BE CONFIRMED, PROVIDE THE PREVIOUSLY REQUESTED DISCLOSURES REQUIRED BY ITEM 508(H) OF REGULATION S-B.

The "Underwriting" section of the prospectus has been revised to reflect that the underwriters do not expect to confirm sales of shares to discretionary accounts.

Financial Statements

Financial Statements as of March 31, 2004 and 2003

Statements of Operations -- Page F-12

16. REFER TO YOUR RESPONSE TO PRIOR COMMENT 79. WE NOTE YOU PRESENT ALLOCATED RELATED PARTY CHARGES AS A SEPARATE LINE ITEM ON THE FACE OF YOUR STATEMENT OF OPERATIONS. REVISE TO DISCLOSE HOW IT IS ALLOCATED TO OTHER LINE ITEMS RIGHT ON THE FACE OF THE STATEMENT. AS A RELATED MATTER, WE ASSUME THAT NONE OF THE RELATED PARTY ALLOCATED CHARGE WOULD BE ALLOCATED TO COST OF GOODS SOLD. IF OUR ASSUMPTION IS NOT CORRECT, THAT PORTION OF THE CHARGE SHOULD BE RECLASSIFIED TO THE COST OF SALES SECTION OF THE INCOME STATEMENT. WE WILL NOT OBJECT IF YOU WISH TO BREAK IT OUT AS A SEPARATE LINE ITEM WITHIN THAT SECTION. PLEASE ADVISE OR REVISE.


The Company hereby advises the Staff that it has revised the face of the financial statements and has deleted the line item entitled "allocated related party charges" and has disclosed how it is allocated to other line items right on the face of the statement including the amounts allocated to cost of revenue.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 7

17. IN THIS REGARD, PLEASE EXPAND YOUR MD&A DISCUSSION TO ALSO DISCUSS THE VARIANCES INCLUSIVE OF THE ALLOCATED RELATED PARTY CHARGES.

The Company has expanded the MD&A discussion to discuss the variances inclusive of the allocated party charges.

Note. 1. Summary of Significant Accounting Principles and Policies

(a) Business Activity

Acquisitions

18. REFER TO YOUR RESPONSE TO PRIOR COMMENT 83. PLEASE EXPLAIN IN GREATER DETAIL THE REASON FOR THE ACQUISITION OF THE FIVE FORMER SUBSIDIARIES OWNED BY YOUR PARENT COMPANY, ADM TRONICS. WE NOTE IN YOUR RESPONSE THAT YOU ACQUIRED THE ASSETS IN ORDER TO REDUCE THE ADMINISTRATIVE EXPENSE RELATED TO SUCH ENTITIES. WHOSE ADMINISTRATIVE EXPENSE DID YOU REDUCE? QUANTIFY THE SAVINGS FROM ACQUIRING THESE COMPANIES. SUPPLEMENTALLY TELL US MORE ABOUT THE HISTORICAL OPERATIONS OF THESE FIVE SUBSIDIARIES IN THE PAST, SPECIFICALLY HOW THEY WERE ACCOUNTED FOR AND WHY.


The Company hereby advises the Staff on a supplemental basis that in March 2003, the Company acquired from ADM Tronics Unlimited, Inc. ("ADM Tronics") five of ADM Tronics' former subsidiaries, Enviro-pack Development Corporation, Precision Assembly Corporation, Immuno-Therapy Corporation, ADM Medical Ventures Group Inc. and Arthritic Relief Centers, Inc. (collectively, the "Former Subsidiaries"), in order to reduce the administrative expenses of the Former Subsidiaries and ADM Tronics. The Company further advises the Staff that the aggregate administrative expenses, which included filing fees, corporation fees, book keeping fees and accounting service charges, were incurred by the Former Subsidiaries and advanced to the Former Subsidiaries by ADM Tronics. The aggregate of such administrative expenses averaged approximately $15,000 and $4,000 per annum during the periods from April 2000 to March 2003 and from March 2003 to June 2005, respectively, representing a reduction in such expenses by an average of $11,000, or 73%, per annum that the Company attributes to the acquisition.


Prior to the Company's acquisition of the Former Subsidiaries in 2003, ADM Tronics' consolidated financial statements included the financial statements of each of ADM Tronics and the Former Subsidiaries. Three of the Former Subsidiaries, ADM Medical Ventures Group Inc., Arthritic Relieve Centers, Inc. and Enviro-pack Development Corporation, never had any operations. The remaining two Former Subsidiaries, Precision Assembly Corporation and Immuno-Therapy Corporation, had operations until 2000.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 8

ADM Medical Ventures Group Inc. and Arthritic Relief Centers, Inc. were both formed in 1992 for the purpose of pursuing clinical operations; however, clinics were never established and operations were never commenced. Enviro-pack Development Corporation was formed in 1991 for the purpose of evaluating potential environmental applications of medical technologies; however, operations were never commenced.

ADM Tronics acquired Precision Assembly Corporation in 1997 in order to assemble medical and electronic products of ADM Tronics, which operations commenced in 1997 and continued until the demand for such products decreased in 2000. Precision Assembly Corporation formed Immuno-Therapy Corporation in 1998 for the purpose of researching and developing a blood hemo-radiation device; however, because such device was inconsistent with ADM Tronics' business strategy of developing non-invasive modalities, Immuno-Therapy Corporation ceased operations in 2000.



19. AS A RELATED MATTER, WE NOTE THAT THE ASSET TRANSFERRED WERE AT BOOK VALUE SINCE THE ENTITIES WERE UNDER COMMON CONTROL. IT APPEARS THAT THE ACQUISITION SHOULD HAVE BEEN ACCOUNTED FOR AS A REORGANIZATION OF ENTITIES UNDER COMMON CONTROL. PLEASE ADVISE. WHAT WERE THE SUBSIDIARIES BASES IN THE ASSETS? IF THEY CREATED THESE ASSETS, THE ASSETS WOULD HAVE NO BASIS TO BE TRANSFERRED TO IVIVI'S BALANCE SHEET. PLEASE DISCUSS AND SUPPORT THAT YOUR ACCOUNTING COMPLIES WITH GAAP.


The Company hereby respectfully notes that the accounting and reporting for transfers of net assets or equity interests between entities under common control is addressed by FAS 141, paragraphs D11-D18 (which carried forward without reconsideration the previous guidance in AIN-APB 16 #39 and certain of APB 16's provisions that provide continuing guidance on the accounting and reporting for these transfers in a manner similar to a pooling of interests). Pursuant to FAS 141, paragraphs D11-D13, such transfers should be accounted for by the receiving entity at the carrying amounts in the accounts of the transferring entity at the date of transfer. The assets and liabilities transferred have been recorded at the subsidiaries historical bases in the assets and liabilities.

(d) SofPulse Units

20. REFER TO YOUR RESPONSE TO PRIOR COMMENT 84. PLEASE TELL US, AND DISCLOSE IN MD&A, HOW THE INVENTORY YOU LATER SOLD WAS PRICED. THAT IS, DID YOU SELL IT AT ITS NEW COST BASIS (AFTER WRITE-DOWN) OR DID YOU REALIZE A PROFIT? DISCLOSE THE REVENUE RECOGNIZED ON THESE SALES AND STATE THE IMPACT OF THE SALES UPON GROSS MARGIN FOR THE PERIOD.

The Company hereby advises the Staff that each of the Sofpulse devices comprising the inventory that was sold during the year ended March 31, 2005, was priced at the standard selling price for such device, and not at cost, which resulted in a gross profit from the actual carrying cost of such device. During the fiscal year ended March 31, 2005, the total sales of such devices were $85,000 and the gross profit realized from such sales was $43,700. The balance of the revenues of $243,996 during such period was from rental revenues and not related to such sales. The Company has revised the MD&A to include the disclosure requested by this comment 20.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 9


(f)  Revenue Recognition

21. REFER TO YOUR RESPONSE TO PRIOR COMMENT 85. WE DO NOT SEE THAT YOUR DISCLOSURE WAS REVISED TO ADDRESS TRANSACTIONS WITH DISTRIBUTORS AS INDICATED IN YOUR RESPONSE. PLEASE REVISE OR ADVISE AS APPROPRIATE.


The Company hereby advises the Staff that it has revised the paragraph on revenue recognition in the footnotes to the financials and the MD&A.


22. REFER TO YOUR RESPONSE TO PRIOR COMMENT 86. WE DO NOT SEE THAT YOUR DISCLOSURE WAS REVISED TO CLARIFY WHAT HAPPENS IF THE DISTRIBUTOR IS UNABLE TO SELL ALL THE UNITS BY MARCH 2006. PLEASE REVISE OR ADVISE.

The Company hereby advises the Staff on a supplemental basis that it has not included the disclosure referenced in this comment 22 because it has deleted from the Registration Statement the description of the distributor agreement to which such disclosure relates. The distributor agreement was deleted from the Registration Statement as result of the Company's determination that the agreement is not material. Because the Company is a party to numerous distributor agreements, the Company has determined that no one distributor agreement is material. Moreover, the distributor agreement was terminated, effective as of August 24, 2005.

Note 5. Equipment In Use Under Rental Agreements -- Page F-19

23. REFER TO YOUR RESPONSE TO PRIOR COMMENT 89. WE NOTE THAT "THE COMPANY HAS DEPRECIATED THE EQUIPMENT OVER A SEVEN YEAR PERIOD BECAUSE THE COMPANY'S MANAGEMENT HAS ESTIMATED THE USEFUL LIFE OF THE EQUIPMENT TO BE SEVEN YEARS." PLEASE TELL US IN GREATER DETAIL WHY SEVEN YEARS IS THE APPROPRIATE DEPRECIATION PERIOD FOR THE EQUIPMENT IN USE UNDER RENTAL AGREEMENTS. WHAT ARE THE TERMS OF THE RENTAL AGREEMENTS? PLEASE ADVISE.

The Company hereby advises the Staff on a supplemental basis that the appropriate depreciation schedule for the medical equipment is seven years based upon historical usage and repair patterns of such equipment. Analysis of the discrete components used in the manufacture has resulted in an estimated Mean Time Between Failure (MTBF) of 5,000 hours of usage. Historical usage for these units has been an average of two hours per day. Full weekday usage of 260 days per year yields approximately 9.6 years of usage. Applying a 25% repair period factor yields an estimated life of 7.2 years.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 10


The rental term of these units does not correlate to the useful life due to the fact that the units are rented by facilities on a month-to-month basis without a specified term of months. Should a unit rental be discontinued, such unit, after cleaning, is immediately available for rental at another facility.

Note 6. Due to Affiliated Companies -- Page F-19

24. REFER TO YOUR RESPONSE TO PRIOR COMMENT 91. WE NOTE THAT ADM DID NOT CHARGE YOU INTEREST UNDER THE NOTE. IF THE AMOUNT OF IMPUTED INTEREST IS MATERIAL, IT APPEARS THAT THE EXPENSE SHOULD BE RECORDED AND DISCLOSED IN YOUR FINANCIAL STATEMENTS. PLEASE REVISE OR ADVISE AS APPLICABLE.


The Company hereby advises the Staff that advances from ADM Tronics are not evidenced by a note. Furthermore, ADM Tronics has not recorded an interest charge on intercompany advances in the past. Pursuant to SAB Topic 1B, Question 4, the Staff has not insisted that the historical income statements include an interest charge on intercompany debt if such a charge was not provided in the past. Therefore, the Company does not believe that an interest charge should be recorded or disclosed in the financial statements as there is no related debt for the consolidated group.


Note 9. Commitments and Contingencies -- Page F-20

25. REFER TO YOUR RESPONSE TO PRIOR COMMENTS 94 AND 95. WE DO NOT SEE WHERE YOUR DISCLOSURE WAS AMENDED IN RESPONSE TO OUR COMMENT. PLEASE REVISE OR ADVISE AS APPLICABLE.

The Company hereby advises the Staff that the additional disclosure requested in prior comments 94 and 95 was added in Note 12 - Subsequent Events in Amendment No. 2 since these agreements were not entered into until after March 31, 2004 and is now included in Note 9 of the financial statements for the fiscal year ended March 31, 2005.

Note 10. Stockholders' Equity Page F-21

26. REFER TO YOUR RESPONSE TO PRIOR COMMENT 97. PLEASE PROVIDE US WITH THE ESTIMATED OFFERING PRICE. ALSO TELL US ABOUT ANY PRICING DISCUSSION WITH UNDERWRITERS. INDICATE THE DATES OF ANY SUCH DISCUSSIONS AND PER SHARE PRICES DISCUSSED. PLEASE ALSO UPDATE OPTION ACTIVITY TO THE MOST RECENT PRACTICAL DATE. WE MAY HAVE FURTHER COMMENTS AFTER REVIEWING YOUR RESPONSE.


The Company hereby advises the Staff that it expects the initial public offering price to be between $6.00 and $8.00 per share, which price is now disclosed in the Registration Statement. The range of the expected initial public offering price was derived through negotiations between the Company and the underwriters during the past thirty days. In addition, the Company hereby informs the Staff that the option activity has been revised as requested by the Staff.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 11

Note 11. Stock Options - Page F-21

27. REFER TO YOUR RESPONSE TO PRIOR COMMENT 98. REVISE TO DISCLOSE THE ASSUMPTIONS USED IN YOUR BLACK-SCHOLES CALCULATION.

The Company hereby advises the Staff that Note 2 has been revised to disclose the assumptions used in the Black-Scholes calculation.

Note 12. Subsequent Events

28. REVISE TO DISCLOSE THE MANAGEMENT AGREEMENT ENTERED INTO WITH GLOBAL MEDICAL ON APRIL 1, 2005 AS DISCUSSED ON PAGE 55.

The Company hereby advises the Staff that the management agreement, dated April 1, 2005, between the Company and Global Medical, LLC was terminated, effective as of July 22, 2005.

Note 13. Restatement - Page F-22

29. REFER TO YOUR RESPONSE TO PRIOR COMMENT 99. PLEASE TELL US IN GREATER DETAIL THE FACTS AND CIRCUMSTANCES LEADING ADM TO CONCLUDE THAT THE ALLOCATION WAS INCORRECT. TELL US AND REVISE TO DISCLOSE WHAT LINE ITEMS WERE AFFECTED.

The expense allocation that was originally used for the year ended March 31, 2004 was based on prior years' levels of activity. Although this calculation did not affect the consolidated financial statements of ADM Tronics, management reevaluated the allocations for the separate financial statements to reflect the appropriate level of services and expenses to be allocated to the Company. As a result, the intercompany charges have been corrected.


Alternate Pages For Selling Shareholder Prospectus Selling Security Holders -- Page A-3

30. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 100. HOWEVER, IT STILL DOES NOT APPEAR THAT ALL 1,580,368 SHARES ARE CURRENTLY INCLUDED IN THE TABLE. PLEASE REVISE OR ADVISE.

The Company hereby advises the Staff that the share numbers for the filing will continue to change as a result of the penalty that is currently being incurred by the Company with respect to the outstanding convertible notes and warrants. As a result, the Company has deleted the shares numbers and will insert such numbers prior to requesting the effectiveness of the registration statement. The Company will ensure that the numbers included for each holder will match the aggregate number of shares being included in the registration statement.

Adelaja K. Heyliger, Esq.
Securities and Exchange Commission                            April 20, 2006
Page 12


Part II

Item 26. Recent Sales of Unregistered Securities -- Page II-3

31. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 105. PLEASE EXPAND YOUR DISCLOSURE TO DESCRIBE IN GREATER DETAIL THE "SERVICES RENDERED AND TO BE RENDERED."


The Company hereby advises the Staff that the disclosure in the first paragraph under Item 26 has been revised to state that "in January 2004, we issued an aggregate of 1,470,625 shares of our common stock to our directors, executive officer, employees and consultants for compensation and consulting services rendered and to be rendered to the Registrant."

                                                                    APPENDIX B


         On Thursday, May 26, 2005, David Ritenour participated in a telephone conversation with Steven Skolnick and Anita Chapdelaine, counsel for the Company, and Douglas Ellenoff and Jody Samuels of Ellenoff Grossman & Schole LLP, counsel for Maxim Group, LLC ("Maxim"), the lead managing underwriter in connection with the initial public offering (the "IPO") contemplated by the Registration Statement. The telephone conversation related primarily to the following two matters: (i) the publication in the February 2005 issue of the Nutrition Business Journal of an article entitled "Ivivi Launches SofPulse," a copy of which is attached hereto as Exhibit A (the "NBJ Article"), and (ii) the airing on certain public television stations of a program (the "Program") regarding pressure ulcers in the television series entitled "Healthy Body, Healthy Mind" (the "Series"). We would also like to bring to your attention to an article entitled "Physical Therapy Modalities in Wound Care" that was published in the June/July 2005 issue of the magazine entitled Podiatry Management, a copy of which article is attached hereto as Exhibit B (the "PM Article"). We note that the Company was not informed of the publication of the PM Article until June 23, 2005, which was subsequent to our telephone conversation with Mr. Ritenour on May 26, 2005.

         This letter is intended to provide you with the facts and circumstances surrounding the publication of each of the NBJ Article and the PM Article and the airing of the Program on certain public television stations. This letter is also intended to explain why the Company believes that the publication of each of the NBJ Article and the PM Article and the airing of the Program do not violate Section 5 of the Securities Act of 1933, as amended (the "Securities Act").

STATEMENT OF FACTS

         We understand from the Company that the facts and circumstances surrounding the IPO, the publication of each of the NBJ Article and the PM Article and the airing of the Program on certain public television stations are as set forth below.

Initial Public Offering

         In May 2004, the Company, ADM Tronics Unlimited, Inc., a majority shareholder of the Company ("ADM Tronics"), and Maxim commenced discussions regarding a private placement (the "Private Placement") by the Company and ADM Tronics of joint unsecured convertible notes, warrants to purchase shares of common stock, no par value, of the Company (the "Company Common Stock") and warrants to purchase shares of common stock, $.0005 par value, of ADM Tronics (the "ADM Common Stock"). On May 20, 2004, the parties entered into a letter of intent pursuant to which Maxim was engaged to provide certain investment banking services in connection with the Private Placement (the "First Letter of Intent"). The First Letter of Intent contemplated that in the event at least $2,000,000 was raised pursuant to the Private Placement, ADM Tronics would file a registration statement covering the shares of the Company Common Stock underlying the securities issued in the Private Placement following the closing of the Private Placement. In February 2005, the Company, together with ADM Tronics, completed a Private Placement pursuant to which they issued unsecured convertible notes in an aggregate principal amount of approximately $6.1 million.

         On December 17, 2004, the Company, ADM Tronics and Maxim entered into a second letter of intent that outlined their agreement in principle pursuant to which Maxim would act as the lead or managing underwriter in connection with the IPO (the "Second Letter of Intent"). From December 17, 2004 through February 11, 2005, the parties prepared the Registration Statement for its initial filing with the Commission, which occurred on February 11, 2005.

Nutrition Business Journal Article

         On or around January 16, 2005, during a conversation (unrelated to the Company) with Connie St. John of The St. John Group, the Company's former public relations manager ("The St. John Group"), a journalist from the Nutrition Business Journal, Inc., a research, publishing and consulting company serving the nutrition, natural products and alternative health care industries ("NBJI"), inquired whether Ms. St. John was aware of any companies that could be considered to be within the natural health industry, as NBJI was preparing an issue of the Nutrition Business Journal that was intended to cover topics beyond the area of nutrition normally covered by Nutrition Business Journal. After mentioning the Company and its pulsed electromagnetic field technology, the journalist requested an interview with David Saloff, the Company's President and Chief Executive Officer.

         Ms. St. John relayed the NBJI journalist's request for an interview to Mr. Saloff and Mr. Saloff agreed to grant the interview. The interview, which was approximately 5 to 10 minutes long, was conducted by telephone on January 16, 2005. The interview was limited in scope primarily to discussions regarding the "natural" nature of the Company's technology. Mr. Saloff did not provide the NBJI interviewer with any forecasts, projections or predictions relating to the Company, its business, financial condition or value.

         Ms. St. John also provided the NBJI interviewer with a news release, issued by the Company on November 4, 2004, relating to the launch of the Company's SofPulse device, and a one-page description of the Company's background. The Company has advised us that none of such materials contained any forecasts, projections or predictions relating to the Company, its business, financial condition or value.

         Neither the Company, Mr. Saloff nor Ms. St. John was provided with an opportunity to review the NBJ Article before it was published in the Nutrition Business Journal. In fact, the Company learned on or around April 18, 2005, that the NBJ Article had been published in the February 2005 issue of the Nutrition Business Journal, which issue was distributed to its subscribers on March 21, 2005. After having had the opportunity to review the NBJ Article, as published, the Company advised us that the NBJ Article contains the following two significant misstatements, among other non-substantive misstatements: (i) that the Company "projects to hit $12 million over the next year" and (ii) that " [l]ong term, Saloff predicted, [i]t's a multi-billion market." The Company has advised us that no such statements were made by Mr. Saloff during his interview with the NBJI interviewer or in any of the materials provided to the NBJI interviewer by Ms. St. John and that the Company is not aware of the source(s) of the projections regarding the Company's revenue or the market included in the NBJ Article. Further, the Company has advised us that the size of the market for the Company's products is as set forth in the Registration Statement.

         NBJI is described on its website as follows:

                  "Nutrition Business Journal, Inc. is a research, publishing and consulting company serving the nutrition, natural products and alternative health care industries. Nutrition and natural products include, but are not limited to, dietary supplements, herbs/botanicals, vitamins/minerals, natural/organic foods and natural personal care. Alternative health care embraces services related to insurance, HMOs, investment and alternative therapies (e.g.
                  chiropractic, acupuncture, naturopathy)."

         The Nutrition Business Journal is described on the NBJI's website as follows:

                  "The Nutrition Business Journal (NBJ) is a monthly executive journal focusing primarily on the nutrition industry. NBJ also addresses how this industry impacts the larger food, pharmaceutical and health care industries. Each issue discusses business activities, market size/growth, trends, and opportunities in the nutrition industry, which NBJ defines as dietary supplements, herbs, natural foods, and natural personal care products. NBJ provides market size and growth projections, profiles of major companies & new entrants, case studies of industry leaders and lists and revenues of top companies in key segments."

         The Company understands from Ms. St. John that the Nutrition Business Journal is a newsletter-like publication of approximately 30 pages and is circulated to approximately 1,000 subscribers each month. An annual subscription for 12 issues costs approximately $995.00. The Company has advised us that, as of the date of this letter, it has not received any inquiries, reactions or other feedback whatsoever as a result of the publication of the NBJ Article. The Company has further advised us that it did not pay a fee or any other compensation to the NBJI journalist who prepared the NBJ Article or the NBJI in connection with the preparation and/or publication of the NBJ Article.

Podiatry Management Article

         In February 2005, Dr. Robert J. Snyder, a member of the Company's Medical Advisory Board, requested the Company's assistance with respect to an article that Dr. Snyder intended to write for the Podiatry Management magazine. Dr. Snyder is a diplomate of the American Board of Podiatric Surgery, a diplomate of the American Academy of Wound Management and a Fellow of the American Professional Wound Care Association and has the designation of Certified Wound Specialist. Dr. Snyder serves as the Clinical Director of the Northwest Wound Healing Center in Margate, Florida and is a Medical Director of the University Wound Healing Center in Tamarac, Florida.

         Dr. Snyder advised the Company that the article would discuss physical therapy modalities in wound care, generally, and pulsed electromagnetic therapies, specifically, and that he intended for the article to be included in the June/July issue, which is the "wound care issue," of the Podiatry Management magazine. Dr. Snyder requested an interview with Sean Hagberg, the Company's Chief Science Officer, who agreed to grant the interview. The interview was conducted in February, 2005. The interview was limited in scope primarily to discussions regarding physical therapy modalities and pulsed electromagnetic therapies, as previously indicated by Dr. Snyder.

         Neither the Company nor Mr. Hagberg was provided with an opportunity to review the PM Article before it was published in the Podiatry Management magazine. In fact, the Company learned on or around June 23, 2005 that the PM Article had been published in the June/July 2005 issue of the Podiatry Management magazine. After having had the opportunity to review the PM Article, as published, other than Mr. Hagberg's statement that the Company "anticipate[s] more widespread adoption and enhanced clinical outcomes as the technology improves," the PM Article does not contain forecasts, projections or predictions relating to the Company, its business, financial condition or value.

         The Podiatry Management magazine is described on its website as follows:

                  "Podiatry Management is the national practice management and business magazine, reaching over 14,500 podiatrists. PM publishes articles and features of interest to the podiatric community. PM also conducts an annual survey of fees, expenses and pharmaceutical usage. PM also features a low-cost, high quality CPME-approved CME program."

         The Company has advised us that, as of the date of this letter, it has not received any inquiries, reactions or other feedback whatsoever as a result of the publication of the PM Article. The Company has further advised us that it did not pay a fee or any other compensation to the PM journalist who prepared the PM Article or the publishers of the Podiatry Management magazine in connection with the preparation and/or publication of the PM Article.

Pressure Ulcer Television Program

         In September 2004, Ms. St. John of The St. John Group contacted the Information Television Network ("ITV"), a producer of television programs focusing on, among other things, major medical and healthcare issues, to pitch the possibility of doing a piece on pressure sores and the Company's SofPulse device. It was not until after actor and activist, Christopher Reeve, died in October 2004 due to pressure sore complications, that ITV responded to Ms. St. John's pitch by proposing that the Company underwrite a 30-minute program focusing on pressure sores for a series entitled "Healthy Body, Healthy Mind," which ITV produces for approximately 162 public television stations. The Company viewed the opportunity to underwrite the Program at such time as an opportunity to raise public awareness of pressure sores and the potential treatment options, particularly given Mr. Reeve's then-recent passing. Accordingly, on December 13, 2004, ITV and the Company entered into an agreement pursuant to which the Company agreed to underwrite the Program (the "ITV Agreement"). However, the underwriting arrangement pursuant to the ITV Agreement evolved such that the Company did not underwrite the Program itself, but was among nine entities that underwrote the Series. We understand that series that are produced for public television stations are typically underwritten in this manner.

         Pursuant to the ITV Agreement, ITV agreed to produce the Program, which was intended to, and does, address pressure ulcers and the standard and novel treatment options and technologies available to patients. ITV and the Company agreed that the Program would be for scientific or educational purposes and not for the purpose of promoting any product or service, and any discussion of the Company's technologies, products or services would be objective, balanced and scientifically rigorous. Pursuant to the terms of the ITV Agreement, the Company was required to pay ITV an aggregate of $152,250, all of which was paid as of June 1, 2005. ITV was responsible for exercising control over the planning of the program's content, including the selection of presenters or moderators, although the Company was permitted to suggest possible topics and presenters for the Program. ITV agreed to ensure meaningful disclosure to the audience of the Company's participation in the funding of the Program. The Company was also granted a license to use any portion of the Program in any of its promotional materials, including excerpts for use on its web site.

         The description of the Series is set forth on ITV's web site as follows:

                  "A powerful new series that defines and explores today's latest medical progress in health and wellness issues. Developed through the real life experiences of physicians and their patients, this series combines scientific and clinical data with poignant story-telling, to deliver the best information to you, the viewer. The Future of Medicine Today."

We understand that the Series consists of 13 programs, including the Program.

         The description of the Program set forth on ITV's web site is as follows:

                  "Pressure ulcers sound like an innocuous condition, but in fact they can be extremely dangerous, especially to those who are physically challenged, have diabetes or who live in long term care facilities like nursing homes. In fact, actor and activist Christopher Reeves untimely death at age 51 was attributed to a pressure ulcer. In this program we explain what pressure ulcers are, see how they develop and how they can be prevented. We also examine an innovative therapy that is helping to heal pressure ulcers quickly and painlessly."

         The Program focuses primarily on the cause, prevention and possible treatments of pressure ulcers. While the use of pulsed electromagnetic field technology to treat pressure ulcers and other wounds is discussed in the Program, the Company's SofPulse device (which utilizes such technology) is mentioned only twice and is the subject of seven video shots during the Program. Moreover, the Company's name is not mentioned during the Program, except in the credits, which appear both at the beginning and at the end of the Program, as discussed in more detail below. Further, two members of the Company's medical advisory board, Meg Jordan, Ph.D., R.N. and Dr. Berish Strauch, M.D., who appear in the Program to discuss the pulsed electromagnetic field technology generally, are introduced in the Program as a former nurse and medical anthropologist and the Chairman of Plastic Surgery at the Albert Einstein College of Medicine, respectively. Their affiliations with the Company are not disclosed in the Program.

         Because the Company is one of approximately nine underwriters of the Series, ITV has determined, based primarily on the amount of contributions of each such underwriter, that the Company's name will appear in the credits of only five of the 13 programs of the Series. These five programs, which we understand were chosen at random (with the exception of the Program), will cover the following topics: (i) pressure ulcers, which is covered by the Program, (ii) cholesterol, (iii) women and heart disease, (iv) diabetes and (v) stroke, none of which (with the exception of the Program as described above) will mention the Company's technology or products. The credits for the Program state in writing that major funding for the Series is provided by certain entities that contributed significantly more funds to the Series than the Company, each of which are specifically named, and that additional funding for the Series is provided by "UCB Pharma, Ivivi Technologies, Inc. and Bristol-Meyers Squibb." The credits, which are displayed at the beginning and at the end of the Program, are read aloud as they are displayed on the television screen. We understand that the credits for the four other programs of the Series will be presented in a similar format.

         ITV has advised the Company that it has received commitments from 162 public television stations to air the Series. These 162 public television stations are among the 348 public television stations that own and operate The Public Broadcasting Station, a private, non-profit media enterprise headquartered in Alexandria, Virginia.

         Pursuant to the ITV Agreement, the Program was to be produced during 2005, with an expected air date to be sometime in the second quarter of 2005. As of the date of this letter, the Program has been produced and can be accessed on ITV's website, which is www.itvisus.com. In addition, the Program has aired on several different public television stations. As the time slots for the Program are chosen by each public television station from time to time, the Company has been advised that it has little or no control over when or if the Program will air on any station in the future.

ANALYSIS

         Section 5(a) of the Securities Act, makes it unlawful to sell a security unless a registration statement with respect to such security has become effective. Section 5(b) of the Securities Act makes it unlawful to make use of any means or instruments of transportation or communication in interstate commerce or of the mails to transmit a prospectus with respect to any security as to which a registration statement has been filed unless such prospectus contains the information specified by Section 10 of the Securities Act.

         The phrase "offer to sell" is broadly defined by the Securities Act and has been liberally construed by the courts and Commission. See Guidelines for Release of Information by Issuers whose Securities Are in Registration, Securities Act Release No. 5180 (Aug. 16, 1971) ("Release No. 5180"). As discussed in Release No. 5180, the publication of information and statements, and publicity efforts, made in advance of a proposed financing which have the effect of conditioning the public mind or arousing public interest in the issuer or in its securities constitutes an offer in violation of the Securities Act. We understand that the same holds true with respect to publication of information which is part of a selling effort between the filing date and the effective date of a registration statement.

         The Commission has made it clear in Release No. 5180, as well as in the new offering reforms that went into effect in December 2005, that it does not want issuers to cease disseminating normal, routine business information during the registration period. The Commission has stated that issuers should respond to legitimate inquiries for factual information about their companies' financial condition and business operations. The Commission further stated that care should be exercised so that predictions, projections, forecasts, estimates and opinions concerning value are not given with respect to such things, among others, as sales and earnings and value of the issuer's securities.

         While the Commission acknowledged in Release No. 5180 that it is not feasible to publish an exhaustive list of permissible and prohibited activities for the reason that determinations are based upon the particular facts of each case, the Commission as a matter of policy encourages the flow of factual information to shareholders and the investing public. The Commission further stated in such release that issuers should, among other things: (1) continue to advertise products and services; (2) continue to make announcements to the press with respect to factual business and financial developments (i.e., receipt of a contract, the settlement of a strike, the opening of a plant, or similar events of interest to the community in which the business operates); (3) answer unsolicited telephone inquiries from stockholders, financial analysts, the press and others concerning factual information; (4) observe an "open door" policy in responding to unsolicited inquiries concerning factual matters from securities analysts, financial analysts, security holders, and participants in the communications field who have a legitimate interest in the issuer's affairs; and
(5) continue to hold stockholder meetings as scheduled and to answer shareholders' inquiries at stockholder meetings relating to factual matters. This flow of normal corporate news, unrelated to a selling effort for an issue of securities, is natural, desirable and entirely consistent with the objectives of disclosure to the public which underlies the federal securities laws. See In the Matter of Carl M. Loeb Rhoades & Co. and Dominick & Dominick, 38 S.E.C. 843, Release No. 5870, Release No. 34-5870, 1959 WL 59531.

         The Commission stated in Release No. 5180 that the determination of whether an item of information or publicity could be deemed to constitute an offer -a step in the selling effort- in violation of Section 5 must be made by the issuer in the light of all the facts and circumstances surrounding each case. To ease its analysis, the Company has limited its communications to factual matters, continued to conduct its business affairs in the customary manner and tried to avoid or limit dealings with the press.

         The Company does not believe that the publication of the NBJ Article or the PM Article or the airing of the Program violates Section 5 of the Securities Act for several reasons. While each of these reasons are discussed in detail below, we specifically note that each of the publications of the NBJ Article and the PM Article and the initial airing of the Program will have occurred more than several months before the distribution of the preliminary prospectuses, the Company's "road show" for its IPO and the effectiveness of the Registration Statement. Further, the Company has advised us that the occurrence of these events, which we understand were not part of any selling effort in connection with the IPO, has not had, nor does the Company expect it to have, particularly given the significant lapse of time prior to the expected effectiveness of the Registration Statement, the effect of conditioning the public mind or arousing public interest in the Company or in its securities in connection with the IPO. In fact, since the publication of the articles and the NBJ Article and PM Article and the initial airing of the Program occurred more than several months ago, a sufficient "cooling down" period has certainly occurred.

         The Company does not believe that the publication of the NBJ Article in the February 2005 issue of the Nutrition Business Journal violates Section 5 of the Securities Act for the following reasons:

         o The Company did not initiate or solicit the publication of the NBJ Article. The NBJI journalist requested an interview with Mr. Saloff after hearing about the Company's technology during a conversation with the Company's public relations manager.

         o Mr. Saloff granted the interview requested by the NBJI in response to what he believed to be a legitimate inquiry for factual information about the Company.

         o The subject matter of the interview was limited to the "natural" nature of the Company's technology and Mr. Saloff exercised extreme care so as not to provide any predictions, projections, forecasts, estimates or opinions relating to the Company's business, financial condition or securities.

         o The Company was not provided with an opportunity to review the NBJ Article for accuracy prior to its publication and as a result, the NBJ Article contained a projection and statements that were not made by the Company or any of its representatives.

         o The NBJ Article did not contain any reference to the IPO or the Company's securities.

         o The Company did not pay a fee or any other compensation to the author of the NBJ Article or the NBJI in connection with the preparation and/or publication of the NBJ Article.

         o The Nutrition Business Journal has approximately 1,000 subscribers; thus it is unlikely that the NBJ Article had the effect of conditioning the public mind or arousing public interest in the Company or its securities. Moreover, as of the date of this letter, the Company has not received any inquiries, reactions or other feedback whatsoever as a result of the publication of the NBJ Article.

         o The Company anticipates that the publication of the NBJ Article will have occurred more than seven months prior to the expected distribution of the preliminary prospectuses, the Company's "road show" for its IPO and the effectiveness of the Registration Statement, which should have little or no effect on the investing public's interest in the Company or the securities offered by it pursuant to the IPO. As noted above, a sufficient "cooling down" period has occurred.


         The Company does not believe that the publication of the PM Article in the June/July 2005 issue of the Podiatry Management magazine violates Section 5 of the Securities Act for the following reasons:

         o The Company did not initiate or solicit the publication of the PM Article. Dr. Snyder requested an interview with Mr. Hagberg in order to assist Dr. Snyder with his article regarding physical therapy modalities in wound care.

         o Mr. Hagberg granted the interview requested by Dr. Snyder in response to an inquiry for scientific information about the Company's technology.

         o The subject matter of the interview was limited to physical therapy modalities in wound care, generally, and pulsed electromagnetic therapies, specifically, and Mr. Hagberg exercised extreme care so as not to provide any predictions, projections, forecasts, estimates or opinions relating to the Company's business, financial condition or securities.

         o The Company was not provided with an opportunity to review the PM Article prior to its publication.

         o The PM Article did not contain any reference to the IPO or the Company's securities.

         o The Company did not pay a fee or any other compensation to Dr. Snyder, the author of the PM Article, or the Podiatry Management magazine in connection with the preparation and/or publication of the PM Article.

         o The Podiatry Management magazine reaches approximately 14,500 podiatrists and publishes articles and features of interest primarily to the podiatric community; thus it is unlikely that the PM Article had the effect of conditioning the public mind or arousing public interest in the Company or its securities. Moreover, as of the date of this letter, the Company has not received any inquiries, reactions or other feedback whatsoever as a result of the publication of the PM Article.

         o The Company anticipates that the publication of the PM Article will have occurred more than four months prior to the expected distribution of the preliminary prospectuses, the Company's "road show" for its IPO and the effectiveness of the Registration Statement, which should have little or no effect on the investing public's interest in the Company or the securities offered by it pursuant to the IPO. As noted above, a sufficient "cooling down" period has occurred.


         The Company does not believe that the airing of the Program on certain public television stations will violate Section 5 of the Securities Act for the following reasons:

         o Under the terms of the ITV Agreement, the Program is intended to be for scientific or educational purposes and not for the purpose of promoting any product or service, and any discussion of the Company's technologies products or services can be expected to be objective, balanced and scientifically rigorous. As such, the airing of the Program is unlikely to have the effect of conditioning the public mind or arousing public interest in the Company or its securities.

         o The Program focuses primarily on the cause, prevention and possible treatments of pressure ulcers, with discussions relating to the use of the pulsed electromagnetic field technology for the treatment thereof. The Program does not focus on the Company's products and the Company's name is referenced in written form in each of the five programs of the Series, including the Program, only once in the credits at the beginning and at the end of such programs. The credits at the beginning and the end of each such program are read allowed as they are displayed on the television screen. As such, the Company believes that the airing of the Program is likely to raise public awareness of pressure sores and potential treatments rather than public awareness of the Company or its securities.

         o The Company acknowledges that the Program is intended to be for a scientific or educational purpose. The Company views the Program, in part, as an opportunity to connect with sufferers of pressure ulcers who may identify with the pain and suffering endured by Mr. Reeve as a result of his pressure ulcers.

         o The Company, through its public relations manager, initiated discussions with ITV in September 2004, which discussions, after a brief hiatus, were reinitiated by ITV in October 2004 due to a presumed public interest in pressure sores due to Christopher Reeve's then-recent death, all of which occurred prior to the Company's and Maxim's entrance into the Second Letter of Intent relating to the IPO on December 17, 2004.

         o The Company and ITV entered into the ITV Agreement on December 13, 2004, which was also prior to the date of the Second Letter of Intent.

         o Although pursuant to the ITV Agreement, the anticipated air date was to be sometime during the second quarter of 2005, the Company did not intend for the air date to occur at or around the time of the effectiveness of the Registration Statement. The Company evaluated the opportunity to underwrite the Program prior to entering into the Second Letter of Intent and at that time, viewed underwriting the Program as an opportunity to raise public awareness of pressure sores and the potential treatment options, particularly given Mr. Reeve's recent passing. The Program does not contain any reference to the Company's securities or the IPO.

         o As the time slots for the Program are chosen by each public television station, the Company has been advised that it has little or no control over when the Program will air on any station.

         o The Series is intended to define and explore for its viewers the latest medical progress in health and wellness issues. As the series does not appear to target potential investors, it is unlikely to have the effect of arousing public interest in the Company or its securities.

         o The Program will be available for viewing on only 162 out of 348 public television stations, the limited number of which is unlikely to have the effect of conditioning the public mind or arousing public interest in the Company or its securities.

         o The initial airing of the Program will have occurred more than six months prior to the expected distribution of the preliminary prospectuses, the Company's "road show" for its IPO and the effectiveness of the Registration Statement, which should have little or no effect on the investing public's interest in the Company or the securities offered by it pursuant to the IPO. As noted above, a sufficient "cooling down" period has occurred.